Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	$ 116,208	$ 130,326
Property, plant and equipment	294,199	360,286
Right-of-use assets	45,555	88,393
Other non-current receivables	44,331	44,378
Deferred tax assets	4,561	10,203
Total non-current assets	504,854	633,586
Current assets
Inventories	65,602	67,882
Trade receivables	103,366	112,951
Current tax assets	6,095	2,505
Other current receivables	15,738	33,820
Prepaid expenses	9,402	16,928
Cash and cash equivalents	98,923	249,299
Total current assets	299,126	483,385
TOTAL ASSETS	803,980	1,116,971
Equity
Share capital	106	105
Treasury shares	0	0
Other contributed capital	1,628,045	1,628,045
Other reserves	(274,160)	(233,204)
Accumulated deficit	(1,249,303)	(1,060,952)
Equity attributable to shareholders of the parent	104,688	333,994
Non-controlling interests	1,435	1,787
Total equity	106,123	335,781
Non-current liabilities
Lease liabilities	31,724	72,570
Liabilities to credit institutions	116,216	114,249
Provisions	14,857	10,716
Total non-current liabilities	162,797	197,535
Current liabilities
Lease liabilities	13,359	16,432
Convertible Notes	324,395	323,528
Liabilities to credit institutions	5,757	6,056
Trade payables	60,152	64,368
Current tax liabilities	1,476	2,732
Other current liabilities	7,998	13,873
Accrued expenses	103,719	121,338
Provisions	18,204	35,328
Total current liabilities	535,060	583,655
Total liabilities	697,857	781,190
TOTAL EQUITY AND LIABILITIES	$ 803,980	$ 1,116,971